Earnings per share - Summary of Basic and Diluted Earnings Per Share (Details) - £ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Basic earnings per share (in pence per share)	£ 1.411	£ 0.632	£ 1.216
Diluted earnings per share (in pence per share)	£ 1.388	£ 0.622	£ 1.199